Earnings per share (“EPS”) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator
Profit attributable to holders of common shares	$ 40,620	$ 29,494	$ 26,363
Denominator
Weighted average common shares for basic EPS	132,311,444	135,283,813	136,419,395
Earnings per share – basic	$ 0.31	$ 0.22	$ 0.19
Numerator
Profit attributable to holders of common shares	$ 40,620	$ 29,494	$ 26,363
Denominator
Weighted average common shares for diluted EPS	133,451,642	137,101,634	139,148,469
Earnings per share – diluted	$ 0.3	$ 0.22	$ 0.19